Subordinated liabilities - Subordinated liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Opening balance as at 1 January	£ 35,903	£ 38,253
Issuances	7,354	5,986
Redemptions	(4,804)	(7,431)
Other	(604)	(905)
Closing balance	37,849	35,903
Total subordinated liabilities	38,392	36,482
At fair value
Disclosure of detailed information about borrowings [line items]
Opening balance as at 1 January	579
Closing balance	£ 543	£ 579